Employee Benefit Plans (Schedule Of Contributions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 169	$ 76	$ 123
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	134	41	82
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 35	$ 35	$ 41